Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	CITRINE GLOBAL, CORP.
Entity Central Index Key	0001498067
Entity Primary SIC Number	2833
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Golden Beach
Entity Address, Address Line Two	Caesarea
Entity Address, City or Town	3088900
City Area Code	972
Local Phone Number	98851422
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false